Employee Future Benefits - Summary of Cash Payments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 152	$ 144
Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	12	11
Defined benefit plans [Member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	59	59
Defined benefit plans [Member] | Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	12	11
Defined contribution plans [Member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	93	85
Defined contribution plans [Member] | Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 0	$ 0